Other Operating Expenses - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Transportation equipment [Member] | Natural gas [Member]
Property, Plant and Equipment [Line Items]
Loss on contract termination	$ 126
Transportation equipment [Member] | Oil [Member]
Property, Plant and Equipment [Line Items]
Loss on contract termination	$ 290
Other, Barnett Shale exit costs, termination of Gathering Agreement [Member]
Property, Plant and Equipment [Line Items]
Loss on contract termination		$ 361